Note 7 - Segment Information (Details) (Geographic Concentration Risk [Member], North American [Member])	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Geographic Concentration Risk [Member] | North American [Member]
Note 7 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	98.00%	97.00%